(34) NON-CASH TRANSACTION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Transactions resulting from business combinations
Borrowings and debentures	R$ 0	R$ 0	R$ (1,156,621)
Concession financial asset	0	(12,338)	876,281
Intangible assets	0	(22,165)	1,870,268
Property, plant and equipment	0	(4,800)	0
Other net assets acquired	0	0	1,911
Total transactions resulting from business combinations	0	(39,303)	1,591,839
Cash and cash equivalents acquired in the business combination	0	0	(95,164)
Consideration paid in the acquisition, net	0	(39,303)	1,496,675
Other transactions
Capital increase through earnings reserve	0	0	392,272
Escrow deposits to property, plant and equipment	0	4	3,418
Interest capitalized in property, plant and equipment	10,591	29,817	54,744
Interest capitalized in concession financial asset - distribution infrastructure	18,015	20,726	13,349
Reversal of contingencies against intangible assets	0	0	7,591
Repayment of intercompany loans with noncontrolling shareholders' dividends	377	259	0
Provision for environmental costs capitalized in property, plant and equipment	1,684	41,213	0
Transfers between property, plant and equipment and other assets	R$ 5,515	R$ 32,600	R$ 14,592